Pension Plans (Schedule Of Fair Value Measurement Of Plan Assets Using Significant Unobservable Inputs) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Change in plan assets:
Fair value of plan assets at beginning of period	$ 1,519
Fair value of plan assets at end of period	1,732	$ 1,519
Level 3
Change in plan assets:
Fair value of plan assets at beginning of period	82
Fair value of plan assets at end of period	74	82
Int’l
Change in plan assets:
Fair value of plan assets at beginning of period	1,463	1,532
Foreign exchange impact	186	(304)
Fair value of plan assets at end of period	1,673	1,463
Int’l | Level 3
Change in plan assets:
Fair value of plan assets at beginning of period	82	45
Return on assets held at end of year	(1)	14
Return on assets held at end of year	3
Purchases, sales and settlements	(15)	32
Foreign exchange impact	5	(9)
Fair value of plan assets at end of period	74	82
Int’l | Equities
Change in plan assets:
Fair value of plan assets at beginning of period	76
Fair value of plan assets at end of period	60	76
Int’l | Equities | Level 3
Change in plan assets:
Fair value of plan assets at beginning of period	16	12
Return on assets held at end of year	3	1
Return on assets held at end of year	0
Purchases, sales and settlements	5	5
Foreign exchange impact	2	(2)
Fair value of plan assets at end of period	26	16
Int’l | Fixed income funds and securities
Change in plan assets:
Fair value of plan assets at beginning of period	12
Fair value of plan assets at end of period	5	12
Int’l | Fixed income funds and securities | Level 3
Change in plan assets:
Fair value of plan assets at beginning of period	12	14
Return on assets held at end of year	0	1
Return on assets held at end of year	0
Purchases, sales and settlements	(8)	(1)
Foreign exchange impact	1	(2)
Fair value of plan assets at end of period	5	12
Int’l | Real estate funds
Change in plan assets:
Fair value of plan assets at beginning of period	4
Fair value of plan assets at end of period	3	4
Int’l | Real estate funds | Level 3
Change in plan assets:
Fair value of plan assets at beginning of period	4	6
Return on assets held at end of year	(1)	1
Return on assets held at end of year	0
Purchases, sales and settlements	(1)	(3)
Foreign exchange impact	1	0
Fair value of plan assets at end of period	3	4
Int’l | Other
Change in plan assets:
Fair value of plan assets at beginning of period	50
Fair value of plan assets at end of period	40	50
Int’l | Other | Level 3
Change in plan assets:
Fair value of plan assets at beginning of period	50	13
Return on assets held at end of year	(3)	11
Return on assets held at end of year	3
Purchases, sales and settlements	(11)	31
Foreign exchange impact	1	(5)
Fair value of plan assets at end of period	$ 40	$ 50